REVENUE RECOGNITION - Disaggregated revenue information by geographic area (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Total	$ 6,074,000	$ 4,384,000	$ 17,299,000	$ 15,484,000
United States
Disaggregation of revenue
Total	5,646,000	4,248,000	16,162,000	14,862,000
India
Disaggregation of revenue
Total	$ 428,000	$ 136,000	$ 1,137,000	$ 622,000
ConnectM Before Business Combination
Disaggregation of revenue
Total					$ 19,972,239	$ 15,441,315
ConnectM Before Business Combination | United States
Disaggregation of revenue
Total					19,024,606	14,657,176
ConnectM Before Business Combination | India
Disaggregation of revenue
Total					$ 947,633	$ 784,139